Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative	¥ 114,880	$ 17,657	¥ 102,644	¥ 69,984
Research and development	153,827	23,643	132,304	61,553
Total operating expenses	312,733	48,067	262,769	150,705
Operating loss	181,969	27,968	13,383	(40,114)
Net (loss)/income	167,095	25,681	23,946	(37,853)
Parent Company
Operating expenses:
General and administrative	57,898	8,899	54,916	48,529
Research and development	6,984	1,073	2,626	2,589
Total operating expenses	64,882	9,972	57,542	51,118
Operating loss	(64,882)	(9,972)	(57,542)	(51,118)
Equity in earnings of subsidiaries and VIEs	232,564	35,743	81,488	13,265
Net (loss)/income	¥ 167,682	$ 25,771	¥ 23,946	¥ (37,853)